Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Accelerated Share Repurchases [Line Items]
Dividends, Preferred Stock, Cash	$ 25.1	$ 25.1	$ 24.9
Preferred Units
Accelerated Share Repurchases [Line Items]
Share Repurchase Program, Authorized, Amount				$ 30.0